Stock-based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation Details 2
Nonvested Options Outstanding, Beginning	0	175,002
Nonvested Options Granted	5,550,000	6,130,000
Nonvested Options Vested	(5,550,000)	(6,305,002)
Nonvested Options Forfeited or Expired	0	0
Nonvested Options Outstanding, Ending	0	0
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.00	$ 0.36
Weighted Average Exercise Price, Granted	0.11	0.1
Weighted Average Exercise Price, Vested	0.11	0.11
Weighted Average Exercise Price, Forfeited or Expired	0.00	0.00
Weighted Average Exercise Price, Outstanding, Ending	$ 0.00	$ 0.00